Risk Administration (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	$ 480,124,296	$ 514,496,868
Financial liability		$ 1,991,017,570
Percentage of entity's revenue	25.00%	22.00%
Percentage of entity total costs	59.00%	65.00%	62.00%
Foreign exchange gain (loss)	$ (1,473,550)	$ 17,797,269	$ 65,944,570
Gain loss on exchange difference net of tax,hypothetical effect on net income	98190000000.00%	31810400000.00%	54505200000.00001%
Profit (loss) from operating activities	$ 193,176,343	$ 262,606,953	$ 239,966,967
Finance costs	79,947,714	97,165,278	77,023,048
Income from indexation units	$ (17,631,014)	$ (10,722,033)	$ (14,025,895)
Malt percentage in direct cost	8.00%
Cost of cans percentage in direct costs	17.00%	22.00%	21.00%
Percentage of grape needs acquire from long-term agreements	7.00%	10.00%	17.00%
Wine cost percentage in direct costs	56.00%	53.00%	56.00%
Cost of sales, food and beverage	$ 1,244,726,961	$ 1,232,870,856	$ 1,090,286,882
Credit worthiness percentage	99.00%	99.00%
Provisions	$ 6,432,884	$ 7,785,695
Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from operating activities	9,665,120	31,554,223	60,164,242
Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	751,809,199	899,751,161
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	124,969,753	123,023,739
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	1,599,055	1,813,524
Operating segments [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	1,473,549	17,797,269	65,944,570
Profit (loss) from operating activities	220,849,265	262,701,890	253,283,175
Finance costs	79,947,714	97,165,278	$ 77,023,048
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Financial liability	$ 13,450,686	$ 4,356,360
C L [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	5.00%	5.00%	5.00%
Gain loss on exchange difference net of tax,hypothetical effect on net income	4527731700000.00%	4837660000000.00%	4116148400000.00%
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase decrease in exchange rate	10.00%	10.00%
Argentine Peso And Parauayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase decrease in exchange rate	10.00%
Reserve of exchange differences on translation	$ 87,837,801	$ 102,458,842		$ 42,522,085
Currency risk [member]
IfrsStatementLineItems [Line Items]
Credit exposure	636,770,046	725,459,706
Other financial liabilities	548,871,274	600,172,708
Financial assets	$ 418,089,214	$ 621,497,508
Percentage of entity total costs	59.00%	65.00%	62.00%
Currency risk [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 77,324,804	$ 74,315,533
Accounts receivable percentage in total trade accounts receivable	8.00%	11.00%
description of trade receivable structure in entity	As of December 31, 2025 there were 68 customers (85 customers as of December 31, 2024) with more than ThCh$ 65,000 of debt each, which represent 94% (95% as of December 31, 2024) of VSPT´s total export market accounts receivable.
Credit insurance coverage rate for individual accounts receivable	90.00%
Credit insurance coverage rate for total trade accounts receivable	88.00%	84.00%
Currency risk [member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Financial liability	$ 13,450,686	$ 4,356,360
Accounts receivable percentage in total trade accounts receivable	64.00%	58.00%
Credit insurance coverage rate	83.00%	83.00%
description of trade receivable structure in entity	As of December 31, 2025, the Company has approximately 1,808 customers (1,800 as of December 31, 2024) with more than Ch$ 10 million in debt each, which altogether represent approximately 90% (89% as of December 31, 2024) of total trade accounts receivable. There are 391 customers (373 customers as of December 31, 2024) with balances in excess of Ch$ 50 million each, representing approximately 79% (78% as of December 31, 2024) of the total accounts receivable. The 87% (88% as of December 31, 2024) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Credit insurance coverage rate	90.00%
Currency risk [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Credit exposure percentage on total other financial liabilities	46.00%	44.00%
Currency risk [member] | Unidades De Fomento [Member]
IfrsStatementLineItems [Line Items]
Credit exposure percentage on total other financial liabilities	54.00%	56.00%
Exchange Rate Sensitivity Analysis [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 966,512	$ 3,155,422	$ 6,016,424
Interest rate risk [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of debt after considering the effect of interest rates and currency swaps	100.00%	100.00%
Inflation Risk [Member]
IfrsStatementLineItems [Line Items]
Income from indexation units	$ 17,631,014	$ 10,722,033	14,025,895
Percentage change in monetary units	3.00%
Inflation risk impact on net income loss	$ 15,272,730	$ 8,948,677	$ 11,592,842
Raw Material Price Risk [Member]
IfrsStatementLineItems [Line Items]
Wine supply percentage from own vineyards		49.00%	57.00%
Wine supply percentage from third party	71.00%	66.00%
Raw Material Price Risk [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Wine supply percentage from own vineyards	29.00%	34.00%
Wine supply percentage from third party	64.00%	56.00%
Raw Material Price Risk [Member] | International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of cans percentage in direct costs	34.00%	35.00%	32.00%
Change in direct costs impact on loss income before tax	$ 23,918,659	$ 25,188,226	$ 17,294,358
Raw Material Price Risk [Member] | Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Raw material percentage in direct costs	8.00%
Change in direct costs impact on loss income before tax	$ 67,943,621	65,932,456	61,638,324
Raw Material Price Risk [Member] | Wine Operaing Segment [Member]
IfrsStatementLineItems [Line Items]
Change in direct costs impact on loss income before tax	$ 10,731,955	$ 10,532,781	$ 9,926,816
Raw Material Price Risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
IfrsStatementLineItems [Line Items]
Wine cost percentage in direct costs	36.00%	30.00%	27.00%
Commodity price risk [member] | Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Raw material percentage in direct costs	29.00%	28.00%